CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 2,864,900	$ 2,508,600	$ 8,623,500	$ 7,245,100	$ 9,775,200	$ 7,784,400
Cost of revenues	1,318,300	1,145,700	4,154,600	3,419,400	4,799,800	3,847,000
Gross profit	1,546,600	1,362,900	4,468,900	3,825,700	4,975,400	3,937,400
Operating expenses:
General and administrative	1,610,400	1,385,600	4,442,300	2,441,700	4,028,500	2,275,400
Selling	1,054,000	1,386,100	2,996,800	2,658,900	4,031,900	1,185,800
Research and development	624,500	450,000	2,141,300	1,024,000	1,623,800	1,139,700
Total operating expenses	3,288,900	3,221,700	9,580,400	6,124,600	9,684,200	4,600,900
Loss from operations	(1,742,300)	(1,858,800)	(5,111,500)	(2,298,900)	(4,708,800)	(663,500)
Other income (expense):
Other income (expense), net	(102,700)	6,100	363,500	22,300	571,600	12,600
Interest income	400	22,500	49,800	71,400	82,200	16,500
Total other income (expense), net	(102,300)	28,600	413,300	93,700	653,800	(3,900)
Loss from continuing operations before income tax benefit	(1,844,600)	(1,830,200)	(4,698,200)	(2,205,200)	(4,055,000)	(667,400)
Income tax benefit, current	(95,100)	0	(95,100)	0
Income tax benefit, deferred	(222,100)	(378,200)	(959,400)	(472,300)	(945,000)	(214,000)
Total Income tax benefit	(317,200)	(378,200)	(1,054,500)	(472,300)	(1,152,500)	(436,600)
Loss from continuing operations	(1,527,400)	(1,452,000)	(3,643,700)	(1,732,900)	(3,110,000)	(453,400)
Discontinued operations (Note 9):
Gain (loss) from discontinued operations, net of tax	(7,600)	16,400	3,400	(578,500)	(562,500)	(249,900)
Net loss	(1,535,000)	(1,435,600)	(3,640,300)	(2,311,400)	(3,672,500)	(703,300)
Comprehensive loss:
Unrealized holding loss on investment securities, net of tax	(4,700)	0	(5,100)	0
Foreign currency translation adjustment	(194,500)	0	(90,500)	0	(9,200)
Comprehensive loss	(199,200)	0	(95,600)	0
Total comprehensive loss	$ (1,734,200)	$ (1,435,600)	$ (3,735,900)	$ (2,311,400)	$ (3,681,700)	$ (703,300)
Basic loss per common share:
Continuing operations	$ (0.23)	$ (0.51)	$ (0.56)	$ (0.61)	$ (0.97)	$ (0.30)
Discontinued operations	(0.00)	0.01	0.00	(0.20)	(0.18)	(0.16)
Consolidated operations	$ (0.23)	$ (0.50)	$ (0.56)	$ (0.81)	$ (1.15)	$ (0.46)